REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following represents a disaggregation of FirstEnergy’s revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

FirstEnergy	For the Years Ended December 31,
(In millions)	2025	2024	2023
Distribution
Retail generation and distribution services
Residential	$4,948	$4,514	$4,344
Commercial	1,699	1,522	1,528
Industrial	651	588	726
Other	73	73	72
Wholesale	16	6	20
Other revenue from contracts with customers (1)	78	80	89

Total revenues from contracts with customers	7,465	6,783	6,779

Other revenue unrelated to contracts with customers (2)	82	80	75

Total Distribution	$7,547	$6,863	$6,854

Integrated
Retail generation and distribution services
Residential	$2,877	$2,528	$2,137
Commercial	1,294	1,142	1,023
Industrial	615	577	545
Other	32	32	30
Wholesale	377	146	208
Transmission	425	380	318
Other revenue from contracts with customers (1)	6	19	24

Total revenues from contracts with customers	5,626	4,824	4,285

ARP (3)	—	10	—
Other revenue unrelated to contracts with customers (2)	57	42	35

Total Integrated	$5,683	$4,876	$4,320

Stand-Alone Transmission
ATSI	$1,058	$980	$967
TrAIL	260	269	279
MAIT	483	436	394
KATCo	85	85	89
Other	—	(2)	2

Total revenues from contracts with customers	1,886	1,768	1,731

Other revenue unrelated to contracts with customers	19	19	17

Total Stand-Alone Transmission	$1,905	$1,787	$1,748

Corporate/Other, Eliminations and Reconciling Adjustments (4)
Wholesale	$18	$9	$11
Eliminations and reconciling adjustments	(63)	(63)	(63)

Total Corporate/Other, Eliminations and Reconciling Adjustments	$(45)	$(54)	$(52)

FirstEnergy Total Revenues	$15,090	$13,472	$12,870

(1)	Primarily includes amounts collected from customers to administer and repay securitization bonds and pole attachment revenue.

(2)	Primarily includes late payment charges and revenue from FTRs.
(3)	Related to lost distribution revenues associated with energy efficiency in New Jersey.
(4)	Includes eliminations and reconciling adjustments of inter-segment revenues.
The following table represents a disaggregation of JCP&L’s revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Distribution
Retail generation and distribution services
Residential	$1,705	$1,470	$1,240
Commercial	728	627	579
Industrial	76	70	68
Street lighting	21	20	21
Wholesale	6	6	5
Other revenue from contracts with customers (1)	14	18	18

Total revenues from contracts with customers	2,550	2,211	1,931

ARP (2)	—	10	—
Other revenue unrelated to contracts with customers	4	4	3

Total Distribution Segment Revenue	$2,554	$2,225	$1,934

Transmission
Total Transmission Segment Revenue	$259	$242	$204
Reconciling Adjustments (3)
Retail generation and distribution services	$(175)	$(152)	$(111)

JCP&L Total Revenues	$2,638	$2,315	$2,027

(1)	Primarily includes pole attachment revenue.
(2)	Related to lost distribution revenues associated with energy efficiency in New Jersey.
(3)	Includes eliminations and reconciling adjustments of inter-segment revenues.

Schedule of Receivables from Customers	Billed and unbilled customer receivables as of December 31, 2025 and 2024, are included below.

Customer Receivables	FirstEnergy		JCP&L
As of December 31,	2025	2024	2025	2024
	(In millions)
Billed (1)	$939	$867	$178	$166
Unbilled	844	718	152	118

	1,783	1,585	330	284
Less: Uncollectible Reserve	57	55	6	6

Total Customer Receivables	$1,726	$1,530	$324	$278

(1)	Includes approximately $323 million and $284 million for FirstEnergy as of December 31, 2025 and 2024, respectively, that are past due by greater than 30 days.

Schedule of Activity in the Allowance for Uncollectible Accounts on Customer Receivables and Other Receivables
Activity in the allowance for uncollectible accounts on customer receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

Customer Receivables	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2023	$137	$21
Provision for expected credit losses (1)(2)	8	(1)
Charged to other accounts (3)	34	3
Write-offs	(115)	(14)

Balance, December 31, 2023	64	9

Provision for expected credit losses (1)(2)	73	5
Charged to other accounts (3)	39	4
Write-offs	(121)	(12)

Balance, December 31, 2024	55	6

Provision for expected credit losses (1)(2)	94	8
Charged to other accounts (3)	37	3
Write-offs	(129)	(11)

Balance, December 31, 2025	$57	$6

(1)
Customer receivable amounts charged (credited) to income for FirstEnergy for the years ended December 31, 2025, 2024 and 2023, include approximately $31 million, $17 million, and $(15) million, respectively, deferred for future recovery (refund).

(2)
Customer receivable amounts charged (credited) to income for JCP&L include approximately $8 million, $5 million and $(1) million deferred for future recovery (refund) for the years ended December 31, 2025, 2024 and 2023 respectively.

(3)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.

Activity in the allowance for uncollectible accounts on other receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

Other Receivables	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2024	$11	$6
Provision for expected credit losses	7	—
Charged to other accounts (1)	(1)	—
Write-offs	(2)	—

Balance, December 31, 2023	15	6

Provision for expected credit losses	1	—
Charged to other accounts (1)	(5)	(6)
Write-offs	(5)	—

Balance, December 31, 2024	6	—

Provision for expected credit losses	9	1
Charged to other accounts (1)	—	—
Write-offs	(4)	(1)

Balance, December 31, 2025	$11	$—

(1)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.